Mid Cap Growth Fund (Prospectus Summary) | Mid Cap Growth Fund
TOUCHSTONE MID CAP GROWTH FUND SUMMARY
The Fund's Investment Goals
The Touchstone Mid Cap Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.

The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or more in the
Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a
Class of Shares" in the Fund's prospectus and in the sections entitled "Choosing a Share Class" and "Other Purchase and Redemption Information" in the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Mid Cap Growth Fund (USD $)	Class A	Class B	Class C	Class Y	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	5.00%	1.00%	none	none
Wire Redemption Fee	15	15	15	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Mid Cap Growth Fund		Class A	Class B	Class C	Class Y	Institutional Class
Management Fees	[1]	0.73%	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none
Other Expenses	[2]	0.49%	0.09%	0.54%	0.51%	0.46%
Total Annual Fund Operating Expenses		1.47%	1.82%	2.27%	1.24%	1.19%
Fee Waiver and/or Expe nse Reimbursement	[3]	0.04%	none	0.09%	0.06%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[4]	1.43%	1.82%	2.18%	1.18%	1.03%
[1]	"Management Fees" have been restated to reflect that the Board of Trustees approved a change to the Fund's advisory fee schedule effective March 1, 2011. Under the previous fee schedule, the Fund paid 0.80%. Under the amended fee schedule, the Fund pays a fee of 0.75% of the first $500 million of average net assets, 0.70% of the next $500 million of average net assets and 0.65% on assets over $1 billion.
[2]	"Other Expenses" for the Institutional shares are based on estimated amounts for the current fiscal year.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.43%, 2.18%, 2.18%, 1.18% and 1.03% for Class A shares, Class B shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least July 28, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.
[4]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended March 31, 2011.

Example.
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting any contractual fee waivers).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Mid Cap Growth Fund (USD $)	Class A	Class B	Class C	Class Y	Institutional Class
Expense Example, With Redemption, 1 Year	712	685	321	120	105
Expense Example, With Redemption, 3 Years	1,009	873	701	387	362
Expense Example, With Redemption, 5 Years	1,328	1,085	1,207	675	639
Expense Example, With Redemption, 10 Years	2,228	2,046	2,598	1,495	1,429

Expense Example, No Redemption Mid Cap Growth Fund (USD $)	Class B	Class C
Expense Example, No Redemption, 1 Year	185	221
Expense Example, No Redemption, 3 Years	573	701
Expense Example, No Redemption, 5 Years	985	1,207
Expense Example, No Redemption, 10 Years	2,046	2,598

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

The Fund's Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid cap U.S. companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. A mid cap company has a market capitalization between $1.5 billion and $12 billion or within the range of market capitalizations represented in the
Russell Midcap Index (between $1.6 billion and $18 billion at the time of its most recent reconstitution on May 31, 2011) at the time of purchase.  The size of the companies in the Russell Midcap Index will change with market conditions.  The Fund may also invest in companies in the technology sector.

The Fund invests primarily in stocks of domestic growth companies that the sub-advisor, Westfield Capital Management Company, L.P. ("Westfield"), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential.  The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth.  Westfield evaluates companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations and product development and consideration of the company's industry category.

Westfield generally will sell a security if one or more of the following occurs:

(1) the predetermined price target objective is exceeded;

(2) there is an alteration to the original investment case;

(3) valuation relative to the stock's peer group is no longer attractive; or

(4) better risk/reward opportunities may be found in other stocks.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

The Key Risks
The Fund's share price will fluctuate.  You could lose money on your investment in the Fund, and the Fund could also return less than other investments:

o     If the stock market as a whole goes down

o     Because securities of mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies

o     If the companies in which the Fund invests do not grow as rapidly or increase in value as expected

o     Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation
 than other sectors

o     Because growth oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential

o     Because value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued

o     If the methodologies used by the sub-advisors to select stocks do not identify attractive investments

o     Because actively trading securities generally results in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders

As with any mutual fund, there is no guarantee that the Fund will achieve its goals.  You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund.  The bar chart shows changes in performance
(before taxes) of the Fund's Class A shares during each of the last 10 calendar years.  The bar chart does not reflect any sales charges, which would reduce your return.  The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.

Mid Cap Growth Fund - Class A Total Returns as of December 31

Best Quarter: 4th Quarter 2001 +22.97% Worst Quarter: 4th Quarter 2008 -26.51%

The year-to-date return for the Fund's Class A shares as of June 30, 2011 is
7.92%.

For information on the prior history of the Fund, please see the section titled
"History of the Funds" under the heading "The Trust" in the Fund's Statement of
Additional Information.

The performance table shows how the Fund's average annual total returns (before and after taxes) for 1, 5 and 10 years compare with those of the Russell Midcap
Growth Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

Class A shares and Class C shares began operations on October 3, 1994, Class B shares began operations on May 1, 2001, Class Y shares began operations on
February 2, 2009 and Institutional shares began operations on April 1, 2011.
The Class B and Class Y shares performance was calculated using the historical performance of the Class A shares for the periods prior to April 30, 2001 and
February 1, 2009, respectively.  For the Class B shares, performance for this period has been restated to reflect the impact of Class B shares fees and expenses.  Performance for Institutional shares is not shown because the share class does not have a full calendar year of operations.  Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the returns would only differ to the extent that they do not have the same expenses.

Average Annual Total Returns For the period ended December 31, 2010
Average Annual Total Returns Mid Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	14.09%	4.05%	5.77%
Class B	Class B Return Before Taxes	16.17%	4.34%	5.57%
Class C	Class C Return Before Taxes	20.16%	4.48%	5.66%
Class Y	Class Y Return Before Taxes	21.42%	4.60%	5.40%
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions	14.09%	3.30%	5.08%
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Fund Shares	9.16%	3.32%	4.86%
Russell Midcap Growth Index	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	26.38%	4.88%	3.12%